Subsequent Events (Details) - USD ($)						3 Months Ended		6 Months Ended
	Aug. 26, 2022	Jul. 14, 2022	Jul. 13, 2022	Jul. 12, 2022	Feb. 28, 2020	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Aug. 29, 2022	Apr. 04, 2022	Dec. 31, 2021	Nov. 22, 2021
Subsequent Events
Amount available in capital raise agreement												$ 20,000,000
Capital Raise Investors and Affiliate
Subsequent Events
Voting interest held (as percentage)												5.00%
Westrock Coffee Company, LLC. | Term Loan Due in 2025
Subsequent Events
Face amount					$ 240,000,000.0
Debt term					5 years			5 years
Cap on add-backs for EBITDA (as a percent)			20.00%	15.00%
Westrock Coffee Company, LLC. | US Asset Based Lending Facility
Subsequent Events
Outstanding borrowing							$ 2,700,000	$ 2,700,000			$ 2,700,000
Face amount					$ 90,000,000.0
Cap on add-backs for EBITDA (as a percent)			20.00%	15.00%
Subsequent Event | Wooster Capital
Subsequent Events
Number of shares issued		2,150,000
Purchase price (in dollars per share)		$ 10.00
Proceeds from issuance of common stock		$ 21,500,000
Pre-funded commitment		$ 11,700,000
Subsequent Event | Wooster Capital | Convertible Debt
Subsequent Events
Share price (in dollars per share)		$ 10.00
Face amount		$ 11,700,000
Debt term		1 year
Interest rate (as a percent)		8.00%
Repayment of convertible note		$ 0
Debt converted into shares	1,170,000
Subsequent Event | Riverview
Subsequent Events
Number of shares issued	6,618,151
Number of shares issued, value	$ 66,300,000
Subsequent Event | Riverview | Common Stock PIPE Commitments
Subsequent Events
Number of shares issued	1,910,000
Subsequent Event | Riverview | New Company
Subsequent Events
Amount received	$ 66,300,000									$ 250,000,000
Share price (in dollars per share)										$ 10
Collateral amount										$ 300,000,000
Subsequent Event | Riverview | New Company | Wells Fargo | Term loan
Subsequent Events
Face amount	175,000,000.0									150,000,000
Subsequent Event | Riverview | New Company | Wells Fargo | Revolving loan commitment
Subsequent Events
Outstanding borrowing									$ 0
Amount received	87,000,000.0
Face amount	175,000,000.0									$ 150,000,000
Subsequent Event | Riverview | New Company | Common Stock PIPE Commitments
Subsequent Events
Amount received	$ 230,900,000
Share price (in dollars per share)	$ 10.00
Subsequent Event | Westrock Coffee Company, LLC. | Term Loan Due in 2025
Subsequent Events
Cap on add-backs for EBITDA (as a percent)						20.00%	15.00%
Subsequent Event | Westrock Coffee Company, LLC. | US Asset Based Lending Facility
Subsequent Events
Cap on add-backs for EBITDA (as a percent)						20.00%	15.00%